Non-cash transactions	12 Months Ended
Dec. 31, 2022
Non Cash Transactions Abstract
Non-cash transactions
26	Non-cash transactions

The Company had transactions that did not represent cash disbursements, therefore, these were not reported in the Statement of Cash Flows, as follows:

●	Purchase of intangibles with related parties and suppliers, in notes 10.1, 13.3 and 14.3;

●	Purchase of property, plant and equipment and intangible assets not yet paid, in notes 12.6 and 13.3;

●	Advance related to the sale of properties, recorded in assets held for sale, in note 18;

●	Approval of interest on own capital payable to its shareholders, in note 20.2; and

●	Purchase of assets held for sale with related parties, in note 27.1.